Other Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense, Net	$ 32.6	$ 30.5	$ 32.2
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	27.8
Operating Leases, Future Minimum Payments, Due in Two Years	21.1
Operating Leases, Future Minimum Payments, Due in Three Years	17.0
Operating Leases, Future Minimum Payments, Due in Four Years	13.1
Operating Leases, Future Minimum Payments, Due in Five Years	11.3
Operating Leases, Future Minimum Payments, Due Thereafter	$ 30.8